STATEMENTS OF CASH FLOWS - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ (5,064)	$ 7,707,350
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Formation cost paid by Sponsor in exchange for issuance of founder shares	5,000	0
Interest earned on investments securities held in Trust Account	0	(35,810)
Change in fair value of warrants	0	(12,960,000)
Transaction costs allocated to warrants	0	853,386
Compensation expense	0	2,400,000
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	0	(259,939)
Accounts payable and accrued expenses	0	1,555,405
Net cash used in operating activities	(64)	(739,608)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	0	(200,000,000)
Net cash used in investing activities	0	(200,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B ordinary shares to Sponsor	25,000	196,000,000
Proceeds from sale of Private Placements Warrants	0	6,000,000
Proceeds from promissory note - related party	210,000	0
Repayment of promissory note - related party	0	(250,000)
Payment of offering costs	(49,184)	(574,672)
Net cash provided by financing activities	185,816	201,175,328
Net Change in Cash	185,752	435,720
Cash - Beginning of period	0	185,752
Cash - End of period	185,752	621,472
Non-Cash investing and financing activities:
Offering costs included in accrued offering costs	332,899	108,000
Offering costs paid through promissory note	35,000	0
Deferred underwriting fee payable	$ 0	$ 7,000,000